Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,244,685.74
Total Fee Amount	724.29
Total Offset Amount	0.00
Net Fee	$ 724.29
Offering Table N/A
Offset Table N/A	N/A